Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001847398
Registrant Name	NorthEast Community Bancorp, Inc./MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES